Notes to the consolidated statements of income - Net deferred income tax assets and liabilities (Details) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Notes to the consolidated statements of income
Deferred taxes assets	€ 345,686,000	€ 315,168,000
Deferred taxes liabilities	626,521,000	467,540,000
Net deferred tax liabilities	€ 280,836,000	€ 152,372,000